Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000007162 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Tax Aware Real Return Fund Class A Shares
Account Value	$ 11,428	$ 11,428	$ 11,428	$ 10,567	$ 10,401	$ 11,239	$ 10,154	$ 10,096	$ 9,790	$ 9,825	$ 9,716	$ 9,375	$ 9,625
Average Annual Return, Percent	4.08%	1.73%	1.34%
C000007162 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Tax Aware Real Return Fund Class A Shares - excluding sales charge
Average Annual Return, Percent	8.15%	2.51%	1.73%
C000007163 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Tax Aware Real Return Fund Class C Shares
Account Value	$ 11,377	$ 11,377	$ 11,377	10,520	10,354	11,246	10,208	10,204	9,946	10,022	9,972	9,684	10,000
Average Annual Return, Percent	6.62%	2.00%	1.30%
C000007163 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Tax Aware Real Return Fund Class C Shares - excluding sales charge
Average Annual Return, Percent	7.62%	2.00%	1.30%
C000007161 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Tax Aware Real Return Fund Class I Shares
Account Value	$ 1,218,038	$ 1,218,038	$ 1,218,038	1,123,760	1,103,411	1,188,966	1,070,761	1,062,039	1,027,274	1,028,345	1,014,658	976,663	1,000,000
Average Annual Return, Percent	8.39%	2.78%	1.99%
C000130213 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Tax Aware Real Return Fund Class R6 Shares
Account Value	$ 6,145,185	$ 6,145,185	$ 6,145,185	5,663,473	5,555,232	5,980,460	5,385,995	5,336,728	5,156,913	5,157,153	5,082,627	4,887,775	5,000,000
Average Annual Return, Percent	8.51%	2.86%	2.08%
C000007189 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Research Market Neutral Fund (Class A Shares)
Account Value	$ 13,670	$ 13,670	$ 13,670	12,031	10,913	11,206	10,914	9,712	9,436	9,430	8,872	9,135	9,475
Average Annual Return, Percent	7.67%	5.94%	3.18%
C000007189 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Research Market Neutral Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	13.62%	7.08%	3.73%
C000081099 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Research Market Neutral Fund (Class C Shares)
Account Value	$ 13,863	$ 13,863	$ 13,863	12,201	11,066	11,420	11,169	9,993	9,757	9,801	9,269	9,588	10,000
Average Annual Return, Percent	12.02%	6.54%	3.32%
C000081099 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Research Market Neutral Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	13.02%	6.54%	3.32%
C000081100 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Research Market Neutral Fund (Class I Shares)
Account Value	$ 1,479,247	$ 1,479,247	$ 1,479,247	1,299,417	1,175,536	1,204,055	1,169,508	1,038,154	1,005,878	1,002,589	941,688	966,572	1,000,000
Average Annual Return, Percent	13.84%	7.34%	3.99%
C000007193 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Equity Fund (Class A Shares)
Account Value	$ 13,297	$ 13,297	$ 13,297	11,203	10,188	16,717	15,026	12,333	9,729	11,239	8,834	7,870	9,477
Average Annual Return, Percent	12.46%	0.42%	2.89%
C000007193 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Equity Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	18.69%	1.52%	3.44%
C000017326 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Equity Fund (Class C Shares)
Account Value	$ 13,481	$ 13,481	$ 13,481	11,358	10,331	17,036	15,392	12,696	10,066	11,688	9,233	8,266	10,000
Average Annual Return, Percent	17.10%	1.01%	3.03%
C000017326 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Equity Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	18.10%	1.01%	3.03%
C000007191 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Equity Fund (Class I Shares)
Account Value	$ 1,438,980	$ 1,438,980	$ 1,438,980	1,209,561	1,096,662	1,795,090	1,609,694	1,317,701	1,037,219	1,194,919	937,244	833,000	1,000,000
Average Annual Return, Percent	18.97%	1.78%	3.71%
C000007192 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Equity Fund (Class L Shares)
Account Value	$ 4,365,427	$ 4,365,427	$ 4,365,427	3,665,034	3,321,399	5,431,044	4,865,058	3,978,459	3,127,680	3,600,483	2,819,952	2,502,023	3,000,000
Average Annual Return, Percent	19.11%	1.87%	3.82%
C000190873 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Equity Fund (Class R2 Shares)
Account Value	$ 13,686	$ 13,686	$ 13,686	11,566	10,547	17,359	15,649	12,882	10,196	11,814	9,307	8,302	10,000
Average Annual Return, Percent	18.32%	1.22%	3.19%
C000190874 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Equity Fund (Class R3 Shares)
Account Value	$ 13,983	$ 13,983	$ 13,983	11,788	10,725	17,605	15,836	13,001	10,264	11,860	9,322	8,305	10,000
Average Annual Return, Percent	18.62%	1.47%	3.41%
C000190875 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Equity Fund (Class R4 Shares)
Account Value	$ 14,335	$ 14,335	$ 14,335	12,055	10,939	17,913	16,069	13,162	10,366	11,949	9,372	8,330	10,000
Average Annual Return, Percent	18.91%	1.72%	3.67%
C000173218 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Equity Fund (Class R5 Shares)
Account Value	$ 14,553	$ 14,553	$ 14,553	12,220	11,071	18,108	16,219	13,263	10,428	12,005	9,400	8,340	10,000
Average Annual Return, Percent	19.10%	1.87%	3.82%
C000134566 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Equity Fund (Class R6 Shares)
Account Value	$ 7,352,328	$ 7,352,328	$ 7,352,328	6,166,871	5,582,823	9,119,938	8,160,972	6,667,772	5,235,384	6,021,010	4,710,488	4,174,819	5,000,000
Average Annual Return, Percent	19.22%	1.97%	3.93%
C000007217 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan International Equity Fund (Class A Shares)
Account Value	$ 15,175	$ 15,175	$ 15,175	12,687	11,044	15,161	11,437	11,656	10,142	11,450	9,129	9,299	9,478
Average Annual Return, Percent	13.30%	4.28%	4.26%
C000007217 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan International Equity Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	19.61%	5.42%	4.82%
C000007219 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan International Equity Fund (Class C Shares)
Account Value	$ 15,380	$ 15,380	$ 15,380	12,859	11,202	15,452	11,712	11,998	10,489	11,904	9,539	9,764	10,000
Average Annual Return, Percent	18.04%	4.89%	4.40%
C000007219 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan International Equity Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	19.04%	4.89%	4.40%
C000007216 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan International Equity Fund (Class I Shares)
Account Value	$ 1,641,473	$ 1,641,473	$ 1,641,473	1,369,194	1,189,722	1,628,596	1,225,075	1,245,508	1,081,127	1,217,499	968,627	983,355	1,000,000
Average Annual Return, Percent	19.89%	5.68%	5.08%
C000070619 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan International Equity Fund (Class R2 Shares)
Account Value	$ 15,557	$ 15,557	$ 15,557	13,040	11,392	15,682	11,865	12,133	10,589	11,989	9,582	9,786	10,000
Average Annual Return, Percent	19.30%	5.10%	4.52%
C000033527 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan International Equity Fund (Class R5 Shares)
Account Value	$ 16,624	$ 16,624	$ 16,624	13,850	12,022	16,442	12,359	12,550	10,877	12,243	9,726	9,858	10,000
Average Annual Return, Percent	20.02%	5.78%	5.21%
C000093772 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan International Equity Fund (Class R6 Shares)
Account Value	$ 8,386,175	$ 8,386,175	$ 8,386,175	6,980,469	6,051,748	8,268,270	6,207,300	6,299,505	5,453,904	6,130,732	4,864,273	4,928,110	5,000,000
Average Annual Return, Percent	20.14%	5.89%	5.31%
C000007229 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Developed International Value Fund (Class A Shares)
Account Value	$ 14,025	$ 14,025	$ 14,025	11,365	9,363	11,358	7,769	9,652	9,434	10,586	8,585	9,039	9,477
Average Annual Return, Percent	16.88%	6.60%	3.44%
C000007229 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Developed International Value Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	23.40%	7.76%	4.00%
C000034831 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Developed International Value Fund (Class C Shares)
Account Value	$ 14,215	$ 14,215	$ 14,215	11,519	9,487	11,575	7,953	9,934	9,756	11,008	8,973	9,499	10,000
Average Annual Return, Percent	21.87%	7.23%	3.58%
C000034831 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Developed International Value Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	22.87%	7.23%	3.58%
C000007227 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Developed International Value Fund (Class I Shares)
Account Value	$ 1,520,813	$ 1,520,813	$ 1,520,813	1,228,421	1,009,606	1,222,044	834,094	1,033,692	1,007,859	1,127,577	911,822	957,201	1,000,000
Average Annual Return, Percent	23.80%	8.03%	4.28%
C000007228 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Developed International Value Fund (Class L Shares)
Account Value	$ 4,608,981	$ 4,608,981	$ 4,608,981	3,718,502	3,054,709	3,694,389	2,517,071	3,117,162	3,035,430	3,394,137	2,739,965	2,873,070	3,000,000
Average Annual Return, Percent	23.95%	8.14%	4.39%
C000070620 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Developed International Value Fund (Class R2 Shares)
Account Value	$ 14,387	$ 14,387	$ 14,387	11,689	9,655	11,757	8,061	10,053	9,848	11,089	9,014	9,516	10,000
Average Annual Return, Percent	23.08%	7.43%	3.70%
C000173219 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Developed International Value Fund (Class R5 Shares)
Account Value	$ 15,363	$ 15,363	$ 15,363	12,394	10,176	12,307	8,395	10,386	10,119	11,317	9,141	9,577	10,000
Average Annual Return, Percent	23.95%	8.14%	4.39%
C000093774 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Developed International Value Fund (Class R6 Shares)
Account Value	$ 7,775,623	$ 7,775,623	$ 7,775,623	6,268,200	5,142,443	6,212,714	4,231,070	5,232,231	5,088,349	5,684,523	4,584,720	4,798,220	5,000,000
Average Annual Return, Percent	24.05%	8.25%	4.51%
C000007295 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Europe Dynamic Fund (Class A Shares)
Account Value	$ 15,377	$ 15,377	$ 15,377	12,226	10,777	13,759	9,538	10,391	9,609	11,137	8,864	9,739	9,475
Average Annual Return, Percent	19.17%	7.00%	4.40%
C000007295 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Europe Dynamic Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	25.78%	8.15%	4.96%
C000007297 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Europe Dynamic Fund (Class C Shares)
Account Value	$ 15,590	$ 15,590	$ 15,590	12,395	10,928	14,026	9,770	10,694	9,939	11,581	9,264	10,227	10,000
Average Annual Return, Percent	24.16%	7.62%	4.54%
C000007297 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Europe Dynamic Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	25.16%	7.62%	4.54%
C000007293 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Europe Dynamic Fund (Class I Shares)
Account Value	$ 1,667,855	$ 1,667,855	$ 1,667,855	1,322,764	1,162,956	1,481,183	1,024,294	1,113,118	1,026,525	1,187,087	942,134	1,031,789	1,000,000
Average Annual Return, Percent	26.09%	8.42%	5.25%
C000007294 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Europe Dynamic Fund (Class L Shares)
Account Value	$ 5,072,254	$ 5,072,254	$ 5,072,254	4,017,574	3,528,434	4,488,725	3,098,231	3,362,588	3,099,331	3,579,177	2,835,759	3,099,689	3,000,000
Average Annual Return, Percent	26.25%	8.57%	5.39%
C000205200 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Europe Dynamic Fund (Class R6 Shares)
Account Value	$ 8,508,784	$ 8,508,784	$ 8,508,784	6,731,967	5,905,242	7,504,403	5,175,121	5,609,943	5,165,551	5,965,295	4,726,264	5,166,148	5,000,000
Average Annual Return, Percent	26.39%	8.69%	5.46%
C000042871 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Income Builder Fund (Class A Shares)
Account Value	$ 14,639	$ 14,639	$ 14,639	12,234	11,955	14,131	11,993	12,103	10,983	11,057	9,951	9,548	9,550
Average Annual Return, Percent	14.32%	2.92%	3.88%
C000042871 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Income Builder Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	19.66%	3.88%	4.36%
C000042872 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Income Builder Fund (Class C Shares)
Account Value	$ 14,712	$ 14,712	$ 14,712	12,295	12,014	14,268	12,177	12,352	11,263	11,396	10,305	9,938	10,000
Average Annual Return, Percent	18.13%	3.36%	3.94%
C000042872 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Income Builder Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	19.13%	3.36%	3.94%
C000042873 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Income Builder Fund (Class I Shares)
Account Value	$ 1,556,103	$ 1,556,103	$ 1,556,103	1,298,960	1,267,476	1,495,348	1,266,418	1,276,157	1,156,488	1,162,495	1,044,816	1,001,164	1,000,000
Average Annual Return, Percent	19.80%	4.05%	4.52%
C000195048 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Income Builder Fund (Class R6 Shares)
Account Value	$ 7,827,525	$ 7,827,525	$ 7,827,525	6,528,924	6,365,494	7,503,315	6,349,206	6,392,646	5,788,228	5,812,477	5,224,078	5,005,818	5,000,000
Average Annual Return, Percent	19.89%	4.13%	4.58%
C000097802 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Global Allocation Fund (Class A Shares)
Account Value	$ 15,867	$ 15,867	$ 15,867	12,918	12,494	15,794	12,669	12,189	11,174	11,381	9,821	9,676	9,549
Average Annual Return, Percent	17.32%	4.45%	4.72%
C000097802 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Global Allocation Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	22.83%	5.42%	5.21%
C000097803 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Global Allocation Fund (Class C Shares)
Account Value	$ 15,966	$ 15,966	$ 15,966	12,998	12,578	15,975	12,881	12,459	11,473	11,745	10,188	10,084	10,000
Average Annual Return, Percent	21.18%	4.88%	4.79%
C000097803 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Global Allocation Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	22.18%	4.88%	4.79%
C000097804 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Global Allocation Fund (Class I Shares)
Account Value	$ 1,703,460	$ 1,703,460	$ 1,703,460	1,383,294	1,334,986	1,683,255	1,347,038	1,292,806	1,181,540	1,200,479	1,033,842	1,015,635	1,000,000
Average Annual Return, Percent	23.15%	5.67%	5.47%
C000097805 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Global Allocation Fund (Class R2 Shares)
Account Value	$ 16,078	$ 16,078	$ 16,078	13,141	12,756	16,180	13,032	12,585	11,579	11,826	10,239	10,108	10,000
Average Annual Return, Percent	22.35%	5.02%	4.86%
C000205205 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Global Allocation Fund (Class R3 Shares)
Account Value	$ 16,484	$ 16,484	$ 16,484	13,444	13,015	16,476	13,238	12,747	11,698	11,918	10,285	10,133	10,000
Average Annual Return, Percent	22.61%	5.28%	5.13%
C000205204 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Global Allocation Fund (Class R4 Shares)
Account Value	$ 16,915	$ 16,915	$ 16,915	13,754	13,284	16,768	13,440	12,906	11,819	12,005	10,338	10,156	10,000
Average Annual Return, Percent	22.98%	5.56%	5.40%
C000205203 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Global Allocation Fund (Class R5 Shares)
Account Value	$ 17,062	$ 17,062	$ 17,062	13,861	13,368	16,849	13,479	12,932	11,822	12,005	10,338	10,156	10,000
Average Annual Return, Percent	23.09%	5.70%	5.49%
C000195049 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Global Allocation Fund (Class R6 Shares)
Account Value	$ 8,591,630	$ 8,591,630	$ 8,591,630	6,970,898	6,717,130	8,459,008	6,760,056	6,479,136	5,916,950	6,002,395	5,169,210	5,078,173	5,000,000
Average Annual Return, Percent	23.25%	5.81%	5.56%
C000106399 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan International Focus Fund (Class A Shares)
Account Value	$ 15,946	$ 15,946	$ 15,946	13,422	11,689	16,179	12,873	12,326	10,415	11,992	9,581	9,757	9,475
Average Annual Return, Percent	12.59%	4.16%	4.78%
C000106399 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan International Focus Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	18.81%	5.28%	5.34%
C000106400 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan International Focus Fund (Class C Shares)
Account Value	$ 16,159	$ 16,159	$ 16,159	13,601	11,842	16,477	13,170	12,672	10,764	12,458	10,006	10,239	10,000
Average Annual Return, Percent	17.22%	4.77%	4.92%
C000106400 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan International Focus Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	18.22%	4.77%	4.92%
C000106401 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan International Focus Fund (Class I Shares)
Account Value	$ 1,729,776	$ 1,729,776	$ 1,729,776	1,452,524	1,261,742	1,741,830	1,381,978	1,319,861	1,112,702	1,278,353	1,017,769	1,032,934	1,000,000
Average Annual Return, Percent	19.09%	5.56%	5.63%
C000106402 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan International Focus Fund (Class R2 Shares)
Account Value	$ 16,345	$ 16,345	$ 16,345	13,798	12,051	16,730	13,353	12,821	10,865	12,555	10,056	10,267	10,000
Average Annual Return, Percent	18.46%	4.98%	5.04%
C000106403 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan International Focus Fund (Class R5 Shares)
Account Value	$ 17,472	$ 17,472	$ 17,472	14,653	12,719	17,545	13,904	13,269	11,173	12,819	10,200	10,343	10,000
Average Annual Return, Percent	19.24%	5.66%	5.74%
C000106404 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan International Focus Fund (Class R6 Shares)
Account Value	$ 8,813,060	$ 8,813,060	$ 8,813,060	7,384,565	6,400,439	8,821,064	6,985,553	6,659,834	5,601,839	6,421,223	5,107,569	5,174,132	5,000,000
Average Annual Return, Percent	19.34%	5.76%	5.83%
Bloomberg US Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Index
Account Value	$ 12,548	$ 12,548	$ 12,548	11,439	11,144	12,661	12,336	11,908	10,883	10,939	10,704	10,287	10,000
Average Annual Return, Percent	9.70%	1.05%	2.30%
Bloomberg U S Aggregate S000002614 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
MSCI Emerging Markets Index net total return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net total return)
Account Value	$ 14,012	$ 14,012	$ 14,012	11,181	10,091	14,631	12,509	11,556	10,331	11,809	9,339	8,547	10,000
Average Annual Return, Percent	25.32%	3.93%	3.43%
MSCI EAFE Index net total return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net total return)
Account Value	$ 16,714	$ 16,714	$ 16,714	13,592	11,881	15,430	11,500	12,347	11,119	11,937	9,671	9,993	10,000
Average Annual Return, Percent	22.97%	6.24%	5.27%
MSCI Europe Index net total return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Europe Index (net total return)
Account Value	$ 16,652	$ 16,652	$ 16,652	13,602	11,752	15,239	10,813	11,921	10,749	11,728	9,234	9,980	10,000
Average Annual Return, Percent	22.43%	6.91%	5.23%
MSCI World Index net total return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net total return)
Account Value	$ 25,431	$ 25,431	$ 25,431	19,024	17,219	21,122	15,042	14,413	12,789	12,643	10,298	10,177	10,000
Average Annual Return, Percent	33.68%	12.03%	9.78%
MSCI ACWI Index net total return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net total return)
Account Value	$ 23,808	$ 23,808	$ 23,808	17,929	16,225	20,270	14,766	14,078	12,503	12,568	10,201	9,997	10,000
Average Annual Return, Percent	32.79%	11.08%	9.06%
MSCI ACWI ex USA Index net total return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (net total return)
Account Value	$ 15,972	$ 15,972	$ 15,972	12,846	11,462	15,228	11,745	12,059	10,838	11,812	9,553	9,532	10,000
Average Annual Return, Percent	24.33%	5.78%	4.79%
Bloomberg U S 1 15 Year Blend 1 17 Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index
Account Value	$ 12,258	$ 12,258	$ 12,258	11,400	11,125	12,218	12,004	11,580	10,711	10,768	10,563	10,246	10,000
Average Annual Return, Percent	7.53%	1.14%	2.06%
Tax Aware Real Return Composite Benchmark Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Tax Aware Real Return Composite Benchmark Index
Account Value	$ 13,482	$ 13,482	$ 13,482	12,580	12,334	12,931	11,511	11,091	10,580	10,546	10,287	9,827	10,000
Average Annual Return, Percent	7.17%	3.98%	3.03%
ICE BofA 3 Month US Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month US Treasury Bill Index
Account Value	$ 11,826	$ 11,826	$ 11,826	11,221	10,707	10,623	10,617	10,521	10,274	10,105	10,032	10,002	10,000
Average Annual Return, Percent	5.39%	2.37%	1.69%
MSCI EAFE Value Index net total return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index (net total return)
Account Value	$ 15,199	$ 15,199	$ 15,199	12,382	10,483	12,532	9,061	11,106	10,526	11,403	9,255	9,577	10,000
Average Annual Return, Percent	22.75%	6.47%	4.28%
Sixty MSCI World Index net total return 40 Bloomberg U S Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index
Account Value	$ 19,014	$ 19,014	$ 19,014	15,334	14,406	17,377	14,161	13,395	11,897	11,895	10,474	10,209	10,000
Average Annual Return, Percent	24.00%	7.26%	6.64%
Sixty MSCI ACWI Index net total return 40 Bloomberg Global Aggregate ex China Index Unhedged USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD
Account Value	$ 17,163	$ 17,163	$ 17,163	$ 13,948	$ 13,039	$ 16,411	$ 13,648	$ 12,919	$ 11,562	$ 11,680	$ 10,251	$ 9,895	$ 10,000
Average Annual Return, Percent	23.56%	6.61%	6.08%